Trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current liabilities
Trade payables	$ 3,611	$ 2,990	$ 3,469
Value added and payroll taxes and social security	243	240	207
Rebates and chargebacks	2,556	2,812	3,307
Accruals	3,551	2,855	2,983
Contingent consideration	555	527	396
Other payables	1,125	1,062	1,301
Total	11,641	10,486	11,663
Non-current liabilities
Accruals	143	292	256
Contingent consideration	4,979	4,930	6,015
Other payables	2,718	4,266	1,186
Total	7,840	9,488	7,457
Acerta Pharma
Non-current liabilities
Other payables	$ 1,823	$ 1,901	$ 0